UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              116

Form 13F Information Table Value Total:              $239,156
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
AMLI Residential Properties Tr       STOCK  001735109    4,832     127,000    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101    8,112     214,200    SH              SOLE      NONE                   NONE
Arden Realty Inc                     STOCK  039793104    4,801     107,100    SH              SOLE      NONE                   NONE
Associated Estates Realty Corp       STOCK  045604105    3,819     422,500    SH              SOLE      NONE                   NONE
Bedford Property Investors           STOCK  076446301      285      13,000    SH              SOLE      NONE                   NONE
BNP Residential Properties Inc       STOCK  05564T103    2,094     130,900    SH              SOLE      NONE                   NONE
Brandywine Realty Trust              STOCK  105368203      447      16,000    SH              SOLE      NONE                   NONE
BPP Liquidating Trust                STOCK  12232C108        2      11,000    SH              SOLE      NONE                   NONE
Colonial Properties Trust            STOCK  195872106    6,840     162,923    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103    7,032     345,216    SH              SOLE      NONE                   NONE
                                 PREFERRED
Commercial Net Lease Realty          STOCK  202218111      166       6,352    SH              SOLE      NONE                   NONE
Crescent Real Estate EQT Co          STOCK  225756105    7,423     374,500    SH              SOLE      NONE                   NONE
Developers Diversified Realty        STOCK  251591103    7,246     154,104    SH              SOLE      NONE                   NONE
Duke Realty Corp                     STOCK  264411505      134       4,000    SH              SOLE      NONE                   NONE
Equity Inns Inc                      STOCK  294703103      474      35,000    SH              SOLE      NONE                   NONE
Equity Office Properties Trust       STOCK  294741103    2,069      68,200    SH              SOLE      NONE                   NONE
Equity One Inc                       STOCK  294752100    3,225     139,500    SH              SOLE      NONE                   NONE
Federal Realty Investment Trus       STOCK  313747206    4,706      77,600    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103    9,458     245,651    SH              SOLE      NONE                   NONE
Five Star Quality Care Inc           STOCK  33832D106       11       1,353    SH              SOLE      NONE                   NONE
Frontline Capital Group              STOCK  35921N101        -         640    SH              SOLE      NONE                   NONE
Glenborough Realty Trust Inc         STOCK  37803P105    3,930     217,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102    8,440     347,050    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421915109    5,662     221,500    SH              SOLE      NONE                   NONE
Health Care REIT Inc                 STOCK  42217K106    6,055     178,600    SH              SOLE      NONE                   NONE
Healthcare Realty Trust Inc          STOCK  421946104    4,152     124,800    SH              SOLE      NONE                   NONE
Heritage Property Investment T       STOCK  42725M107    2,548      76,300    SH              SOLE      NONE                   NONE
Highwoods Properties Inc             STOCK  431284108    6,302     221,500    SH              SOLE      NONE                   NONE
Hospitality Properties Trust         STOCK  44106M102    3,958      98,700    SH              SOLE      NONE                   NONE
HRPT Properties Trust                STOCK  40426W101    7,764     750,100    SH              SOLE      NONE                   NONE
Kimco Realty Corp                    STOCK  49446R109      770      24,000    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101    7,495     351,900    SH              SOLE      NONE                   NONE
Liberty Property Trust               STOCK  531172104      621      14,500    SH              SOLE      NONE                   NONE
Macerich Co/The                      STOCK  554382101    5,519      82,200    SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp                STOCK  554489104    2,726      63,100    SH              SOLE      NONE                   NONE
Malan Realty Investors Inc           STOCK  561063108        5       5,000    SH              SOLE      NONE                   NONE
Mid-America Apartment Communit       STOCK  59522J103    9,627     198,500    SH              SOLE      NONE                   NONE
Mills Corp/The                       STOCK  601148109    2,923      69,700    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104    1,978      76,200    SH              SOLE      NONE                   NONE
National Health Realty Inc           STOCK  635905102      995      53,600    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104    7,713     360,400    SH              SOLE      NONE                   NONE
Centro NP LLC                        STOCK  648053106    6,071     261,910    SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc       STOCK  681936100      113       9,000    SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves       STOCK  709102107    9,104     243,694    SH              SOLE      NONE                   NONE
PMC Commercial Trust                 STOCK  693434102       30       2,400    SH              SOLE      NONE                   NONE
Post Properties Inc                  STOCK  737464107    5,525     138,300    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202    5,298     198,800    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104      605      28,000    SH              SOLE      NONE                   NONE
Reckson Associates Realty Corp       STOCK  75621K106    1,720      47,800    SH              SOLE      NONE                   NONE
Senior Housing Properties Trus       STOCK  81721M109       46       2,700    SH              SOLE      NONE                   NONE
Shurgard Storage Centers LLC         STOCK  82567D104      227       4,000    SH              SOLE      NONE                   NONE
Simon Property Group Inc             STOCK  828806109      460       6,000    SH              SOLE      NONE                   NONE
Sovran Self Storage Inc              STOCK  84610H108    3,513      74,800    SH              SOLE      NONE                   NONE
Sunstone Hotel Investors Inc         STOCK  867892101      332      12,500    SH              SOLE      NONE                   NONE
Taubman Centers Inc                  STOCK  876664103       70       2,000    SH              SOLE      NONE                   NONE
Trustreet Properties Inc             STOCK  898404108    3,443     235,500    SH              SOLE      NONE                   NONE
U-Store-It Trust                     STOCK  910197102    1,570      67,000    SH              SOLE      NONE                   NONE
VelocityHSI Inc                      STOCK  92257K102        -       1,260    SH              SOLE      NONE                   NONE


3M Co                                STOCK  88579Y101      837      10,800    SH              SOLE      NONE                   NONE
Abbott Laboratories                  STOCK  002824100      789      20,000    SH              SOLE      NONE                   NONE
Accenture Ltd                        STOCK  G1150G111      289      10,000    SH              SOLE      NONE                   NONE
Altria Group Inc                     STOCK  02209S103    1,868      25,000    SH              SOLE      NONE                   NONE
American Electric Power Co Inc       STOCK  025537101      419      11,300    SH              SOLE      NONE                   NONE
American Express Co                  STOCK  025816109    1,328      25,800    SH              SOLE      NONE                   NONE
Amgen Inc                            STOCK  031162100      520       6,600    SH              SOLE      NONE                   NONE
Apartment Investment & Managem       STOCK  03748R101      371       9,800    SH              SOLE      NONE                   NONE
Bank of America Corp                 STOCK  060505104    1,053      22,818    SH              SOLE      NONE                   NONE
BP PLC                               STOCK  055622104      417       6,500    SH              SOLE      NONE                   NONE
Bristol-Myers Squibb Co              STOCK  110122108      977      42,500    SH              SOLE      NONE                   NONE
Capital One Financial Corp           STOCK  14040H105    1,037      12,000    SH              SOLE      NONE                   NONE
CIGNA Corp                           STOCK  125509109    1,899      17,000    SH              SOLE      NONE                   NONE
Coca-Cola Co/The                     STOCK  191216100      399       9,900    SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                 STOCK  194162103      417       7,600    SH              SOLE      NONE                   NONE
Commercial Net Lease Realty          STOCK  202218103      253      12,400    SH              SOLE      NONE                   NONE
ConocoPhillips                       STOCK  20825c104      582      10,000    SH              SOLE      NONE                   NONE
Consolidated Edison Inc              STOCK  209115104      635      13,700    SH              SOLE      NONE                   NONE
Duke Energy Corp                     STOCK  264399106      269       9,800    SH              SOLE      NONE                   NONE
Eli Lilly & Co                       STOCK  532457108      475       8,400    SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts               STOCK  268648102      102       7,500    SH              SOLE      NONE                   NONE
First Industrial Realty Trust        STOCK  32054K103      266       6,900    SH              SOLE      NONE                   NONE
Four Seasons                         STOCK  35100E104      149       3,000    SH              SOLE      NONE                   NONE
General Electric Co                  STOCK  369604103      561      16,000    SH              SOLE      NONE                   NONE
General Mills Inc                    STOCK  370334104      301       6,100    SH              SOLE      NONE                   NONE
Glimcher Realty Trust                STOCK  379302102      180       7,400    SH              SOLE      NONE                   NONE
Hewlett-Packard Co                   STOCK  428236103    2,073      72,400    SH              SOLE      NONE                   NONE
IBM                                  STOCK  459200101      740       9,000    SH              SOLE      NONE                   NONE
Johnson & Johnson                    STOCK  478160104      469       7,800    SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                  STOCK  46625H100    1,495      37,664    SH              SOLE      NONE                   NONE
Kerr-McGee Corp                      STOCK  492386107      218       2,400    SH              SOLE      NONE                   NONE
Kroger Co/The                        STOCK  501044101      166       8,800    SH              SOLE      NONE                   NONE
Lexington Realty Trust               STOCK  529043101      241      11,300    SH              SOLE      NONE                   NONE
Maytag Corp                          STOCK  578592107      416      22,100    SH              SOLE      NONE                   NONE
MBNA Corp                            STOCK  55262L100    1,203      44,300    SH              SOLE      NONE                   NONE
Medco Health Solutions Inc           STOCK  58405U102    1,183      21,192    SH              SOLE      NONE                   NONE
Microsoft Corp                       STOCK  594918104    1,255      48,000    SH              SOLE      NONE                   NONE
Motorola Inc                         STOCK  620076109    1,514      67,000    SH              SOLE      NONE                   NONE
National Health Investors Inc        STOCK  63633D104      122       4,700    SH              SOLE      NONE                   NONE
Nationwide Health Properties I       STOCK  638620104       94       4,400    SH              SOLE      NONE                   NONE
Noble Corp                           STOCK  G65422100      564       8,000    SH              SOLE      NONE                   NONE
Nokia OYJ                            STOCK  654902204    1,464      80,000    SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                       STOCK  713448108      213       3,600    SH              SOLE      NONE                   NONE
Pfizer Inc                           STOCK  717081103      396      17,000    SH              SOLE      NONE                   NONE
Procter & Gamble Co/The              STOCK  742718109      472       8,147    SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr       STOCK  751452202       67       2,500    SH              SOLE      NONE                   NONE
Realty Income Corp                   STOCK  756109104       61       2,800    SH              SOLE      NONE                   NONE
Schering-Plough Corp                 STOCK  806605101      334      16,000    SH              SOLE      NONE                   NONE
Schlumberger Ltd                     STOCK  806857108      272       2,800    SH              SOLE      NONE                   NONE
Starwood Hotels & Resorts            STOCK  85590A203      224       3,500    SH              SOLE      NONE                   NONE
Target Corp                          STOCK  87612E106      940      17,100    SH              SOLE      NONE                   NONE
TJX Cos Inc                          STOCK  872540109      630      27,100    SH              SOLE      NONE                   NONE
Tyco International Ltd               STOCK  902124106      404      14,000    SH              SOLE      NONE                   NONE
Verizon Communications Inc           STOCK  92343V104      964      32,000    SH              SOLE      NONE                   NONE
Walgreen Co                          STOCK  931422109      730      16,500    SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                  STOCK  931142103      604      12,900    SH              SOLE      NONE                   NONE
Wells Fargo & Co                     STOCK  949746101      917      14,600    SH              SOLE      NONE                   NONE
Wyeth                                STOCK  983024100    1,838      39,900    SH              SOLE      NONE                   NONE